UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 24, 2006
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  135,341


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2363   31752  SH       SOLE       NONE     0    0       31752
Abbott Labs              COM            002824100      2687   55334  SH       SOLE       NONE     0    0       55334
Air Prod & Chemical	 COM		009158106      1555   23427  SH	      SOLE	 NONE	  0    0       23427
American Int'l Group     COM            026874107      4986   75243  SH       SOLE       NONE     0    0       75243
American Std Inc Del	 COM		029712106	611   14557  SH	      SOLE       NONE     0    0       14557
Amgen Inc                COM            031162100      1589   22214  SH       SOLE       NONE     0    0       22214
Anheuser Busch           COM            035229103      1171   24643  SH       SOLE       NONE     0    0       24643
Applied Materials Inc    COM            038222105       640   36089  SH       SOLE       NONE     0    0       36089
Automatic Data Processi  COM            053015103      2893   61116  SH       SOLE       NONE     0    0       61116
Bank of America		 COM		060505104	383    7158  SH	      SOLE	 NONE	  0    0	7158
Berkshire Hathaway       Class B        084670207      4866    1533  SH       SOLE       NONE     0    0        1533
Capital One Financial	 COM		14040H105	284    3612  SH	      SOLE	 NONE	  0    0	3612
Chevron Corp	         COM            166764100      2876   44346  SH       SOLE       NONE     0    0       44346
Cisco Systems Inc	 COM		17275R102      1292   56240  SH	      SOLE       NONE     0    0       56240
Citigroup                COM            172967101      6555  131978  SH       SOLE       NONE     0    0      131978
Corning Inc              COM            219350105      1921   78694  SH       SOLE       NONE     0    0       78694
CVS Corp		 COM		126650100      2844   88542  SH	      SOLE	 NONE	  0    0       88542
Eli Lilly                COM            532457108       284    4986  SH       SOLE       NONE     0    0        4986
Encana Corp		 COM		292505104      2112   45241  SH	      SOLE	 NONE	  0    0       45241
Exxon Mobil              COM            30231G102      4424   65936  SH       SOLE       NONE     0    0       65936
FEDEX Corp               COM            31428X106      2160   19874  SH       SOLE       NONE     0    0       19874
First Data Corp          COM            319963104      4739  112835  SH       SOLE       NONE     0    0      112835
General Electric         COM            369604103      6962  197227  SH       SOLE       NONE     0    0      197227
Goldman Sachs Group Inc	 COM		38141G104      1730   10227  SH	      SOLE	 NONE	  0    0       10227
Hershey Foods Corp	 COM		427866108      1085   20305  SH       SOLE       NONE	  0    0       20305
IBM                      COM            459200101      4204   51301  SH       SOLE       NONE     0    0       51301
Intel                    COM            458140100      2869  139460  SH       SOLE       NONE     0    0      139460
iShares MSCI EAFE Value	 COM		464288877	950   14423  SH	      SOLE	 NONE	  0    0       14423
iShares Russell 2000 Ind COM		464287655      2587   35937  SH	      SOLE	 NONE	  0    0       35937
iShares Russell Midcap   COM		464287499      3153   33809  SH	      SOLE	 NONE	  0    0       33809
iShares Trust MSCI EAFE  COM		464287465	374    5522  SH	      SOLE	 NONE	  0    0	5522
iShares Trust Russell 20 COM		464287630       335    4540  SH       SOLE	 NONE	  0    0	4540
ITT Industries, Inc	 COM		450911102	221    4320  SH	      SOLE	 NONE	  0    0	4320
J.P. Morgan Chase & Co.  COM            46625H100      4111   87553  SH       SOLE       NONE     0    0       87553
Johnson & Johnson        COM            478160104      4815   74139  SH       SOLE       NONE     0    0       74139
Johnson Controls         COM            478366107      3607   50272  SH       SOLE       NONE     0    0       50272
Leggett and Platt	 COM		524660107	248    9910  SH	      SOLE	 NONE	  0    0        9910
Medtronic		 COM		585055106      1916   41263  SH	      SOLE	 NONE	  0    0       41263
MGIC Investment Corp     COM            552848103       846   14114  SH       SOLE       NONE     0    0       14114
Microsoft Corp           COM            594918104      4140  151354  SH       SOLE       NONE     0    0      151354
Oracle Corp              COM            68389X105      1033   58241  SH       SOLE       NONE     0    0       58241
Pepsico Inc              COM            713448108      4171   63918  SH       SOLE       NONE     0    0       63918
Pfizer Inc.              COM            717081103      2340   82513  SH       SOLE       NONE     0    0       82513
Pitney Bowes Inc         COM            724479100       586   13211  SH       SOLE       NONE     0    0       13211
Proctor & Gamble         COM            742718109      5394   87029  SH       SOLE       NONE     0    0       87029
Schlumberger		 COM		806857108	517    8340  SH	      SOLE	 NONE	  0    0	8340
Staples Inc		 COM		855030102      2002   82282  SH	      SOLE	 NONE	  0    0       82282
The St Paul Companies I  COM            792860108       589   12554  SH       SOLE       NONE     0    0       12554
United Parcel Service    Class B        911312106       974   13542  SH       SOLE       NONE     0    0       13542
US Bancorp Del Com New	 COM		902973304	298    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      4120   77165  SH       SOLE       NONE     0    0       77165
Virginia Community Bank	 COM		927786103	220    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	329    5905  SH	      SOLE	 NONE	  0    0	5905
Walgreen Co		 COM		931422109	590   13288  SH	      SOLE	 NONE	  0    0       13288
Wal-Mart                 COM            931142103      2219   44982  SH       SOLE       NONE     0    0       44982
Washington Mutual        COM            939322103      2749   63228  SH       SOLE       NONE     0    0       63228
Wells Fargo              COM            949746101      3487   96382  SH       SOLE       NONE     0    0       96382
Western Union		 COM		959802109      2159  112835  SH	      SOLE	 NONE	  0    0      112835
Wrigley Wm Jr Co         COM            982526105      1410   30621  SH       SOLE       NONE     0    0       30621
Wyeth                    COM            983024100      1723   33889  SH       SOLE       NONE     0    0       33889
Zimmer Holdings Inc      COM            98956P102      1043   15457  SH       SOLE       NONE     0    0       15457
